Insurance business - Effect of contracts initially recognised in the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Life direct participating and investment DPF contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	$ 0	$ 0
Onerous contracts issued	(8)	(16)
Total	(8)	(16)
Life direct participating and investment DPF contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	19,675	16,878
Onerous contracts issued	295	495
Total	19,970	17,373
Life direct participating and investment DPF contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	984	805
Onerous contracts issued	29	38
Total	1,013	843
Life direct participating and investment DPF contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	18,691	16,073
Onerous contracts issued	266	457
Total	18,957	16,530
Life direct participating and investment DPF contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(23,290)	(19,326)
Onerous contracts issued	(288)	(481)
Total	(23,578)	(19,807)
Life direct participating and investment DPF contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	51	48
Onerous contracts issued	1	2
Total	52	50
Life direct participating and investment DPF contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	3,564	2,400
Onerous contracts issued	0	0
Total	3,564	2,400
Life other contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(6)	(19)
Total	(6)	(19)
Life other contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,465	1,484
Onerous contracts issued	183	476
Total	1,648	1,960
Life other contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	48	125
Onerous contracts issued	19	65
Total	67	190
Life other contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,417	1,359
Onerous contracts issued	164	411
Total	1,581	1,770
Life other contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(1,669)	(1,731)
Onerous contracts issued	(180)	(460)
Total	(1,849)	(2,191)
Life other contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	15	27
Onerous contracts issued	3	3
Total	18	30
Life other contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	189	220
Onerous contracts issued	0	0
Total	$ 189	$ 220